Cover Page	6 Months Ended
Jun. 30, 2019
Document Information [Line Items]
Amendment Flag	true
Document Type	6-K/A
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001733298
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Qutoutiao Inc.
Entity File Number	001-38644
Amendment Description	On November 19, 2019, Qutoutiao Inc. (“Qutoutiao” or the “Company”) issued its unaudited interim condensed consolidated financial statements for the six months ended June 30, 2019 (the “Unaudited Interim Report”).The Company is furnishing this amendment (this “Amendment”) to its report on Form 6-K, dated November 19, 2019 (the “Original 6-K”), solely to furnish a corrected version of the Unaudited Interim Report as exhibit 99.1 thereto. The revised Unaudited Interim Report contains the modification to the table that sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of June 30, 2019.This Amendment does not otherwise amend, modify or update any disclosures contained in the Original 6-K with respect to any events occurring after the furnishing of the Original 6-K.This Amendment is hereby incorporated by reference into the Registrant’s Registration Statement on Form F-3 initially filed on November 19, 2019 (Registration Number 333-234779).